UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21650

ASA GOLD AND PRECIOUS METALS LIMITED
Three Canal Plaza, Suite 600
Portland, Maine 04101

Karen Shaw, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Item 1.  Schedule of Investments.

ASA Gold and Precious Metals Limited
Schedules of Investments (Unaudited)
February 28, 2019 and February 28, 2018

	2019			2018
Name of Company	Shares / Warrants	Value	Percent of Net Assets	Shares / Warrants	Value	Percent of Net Assets

Common Shares

Gold and Silver Investments
Gold mining, exploration, development and royalty companies

Australia
Newcrest Mining Limited	1,015,000	$17,483,375	7.7%	1,015,000	$16,737,350	7.3%
		17,483,375	7.7		16,737,350	7.3

Canada
Agnico Eagle Mines Limited	450,000	19,107,000	8.4	450,000	17,140,500	7.5
Alacer Gold Corp., (1)	2,500,000	6,243,832	2.7	2,500,000	3,935,167	1.7
Alamos Gold Inc.	875,000	4,224,550	1.9	875,000	4,445,570	1.9
Atlantic Gold Corporation – 144A, (1)(2)	2,750,000	4,634,480	2.0	2,750,000	3,278,657	1.4
B2Gold Corp., (1)	1,594,338	5,010,673	2.2	1,594,338	4,733,443	2.1
Barrick Gold Corporation	2,278,924	28,805,599	12.7	1,125,000	12,960,000	5.7
Belo Sun Mining Corp., (1)	2,387,000	543,612	0.2	2,600,000	688,849	0.3
Detour Gold Corporation, (1)	450,000	4,550,216	2.0	450,000	4,102,704	1.8
Eldorado Gold Corporation	-	-	-	1,296,570	1,374,364	0.6
Franco-Nevada Corporation	160,000	12,041,600	5.3	160,000	11,211,096	4.9
Goldcorp Inc.	932,400	9,827,496	4.3	932,400	11,664,324	5.1
Golden Star Resource Ltd., (1)	580,000	2,204,000	1.0	-	-	-
Guyana Goldfields Inc., (1)	619,500	681,906	0.3	619,500	2,404,044	1.1
IAMGOLD Corp., (1)	675,000	2,254,500	1.0	290,400	1,527,504	0.7
Kinross Gold Corporation, (1)	800,000	2,664,000	1.2	800,000	2,864,000	1.3
New Gold Inc., (1)	-	-	-	500,000	1,260,000	0.6
OceanaGold Corporation	2,154,013	6,933,132	3.0	2,654,013	7,072,956	3.1
Pretium Resources Inc., (1)	725,000	5,865,250	2.6	725,000	4,632,750	2.0
Roxgold Inc., (1)	2,827,200	1,845,739	0.8	2,827,200	2,489,469	1.1
Semafo Inc., (1)	900,000	2,527,898	1.1	900,000	2,398,504	1.0
Tahoe Resources Inc.	-	-	-	708,200	3,465,671	1.5
TMAC Resources Inc., (1)	26,500	119,092	0.1	26,500	181,719	0.1
TMAC Resources Inc. – 144A, (1)(2)	185,000	831,398	0.4	185,000	1,268,604	0.6
Torex Gold Resources Inc., (1)	330,000	3,988,158	1.8	330,000	2,571,495	1.1
Torex Gold Resources Inc. - 144A, (1)(2)	130,000	1,571,092	0.7	125,000	1,013,013	0.4
		126,475,224	55.6		108,684,406	47.6

Cayman Islands
Endeavour Mining Corporation, (1)	375,000	5,696,311	2.5	250,000	4,714,408	2.1

Channel Islands
Centamin plc	1,500,000	1,821,908	0.8	-	-	-
Lydian International Limited, (1)	1,780,000	195,931	0.1	1,780,000	644,978	0.3
Lydian International Limited – 144A, (1)(2)	7,500,500	825,607	0.4	12,593,775	4,563,318	2.0
Randgold Resources Limited - ADRs	-	-	-	229,100	18,561,682	8.1
		2,843,446	1.3		23,769,977	10.4

Peru
Compañia de Minas Buenaventura S.A.A. - ADRs	699,000	11,631,360	5.1	699,000	10,869,450	4.8

South Africa
AngloGold Ashanti Limited	898,420	12,730,611	5.6	898,420	8,391,243	3.7
Gold Fields Limited	1,029,577	4,252,153	1.9	1,029,577	4,035,942	1.8
Sibanye-Stillwater	1,092,174	1,193,200	0.5	1,050,168	1,021,288	0.4
		18,175,964	8.0		13,448,473	5.9

United States
Newmont Mining Corporation	570,368	19,460,956	8.6	570,368	21,788,058	9.5
Royal Gold, Inc.	165,000	14,587,650	6.4	190,000	15,346,300	6.7
		34,048,606	15.0		37,134,358	16.3

Total gold mining, exploration, development and royalty companies (Cost $179,398,536 - 2019, $200,774,981 - 2018)		216,354,287	95.1		215,358,422	94.3

Silver mining, exploration and development companies
Canada
MAG Silver Corp., (1)	325,000	3,182,646	1.4	325,000	3,398,660	1.5

Mexico
Fresnillo PLC	250,000	2,851,330	1.3	-	-	-

The notes to financial statements form an integral part of these statements.

ASA Gold and Precious Metals Limited
Schedules of Investments (Unaudited) (Continued)
February 28, 2019 and February 28, 2018

	2019			2018
Name of Company	Shares / Warrants	Value	Percent of Net Assets	Shares / Warrants	Value	Percent of Net Assets

Total silver mining, exploration and development companies (Cost $5,398,077 - 2019, $2,541,688 - 2018)		6,033,976	2.7		3,398,660	1.5

Total gold and silver investments (Cost $184,796,613 - 2019, $203,316,669 - 2018)		$222,388,263	97.7%		$218,757,081	95.8%

Diamond Mining, Exploration and Development Companies
Bermuda
Petra Diamonds Limited, (1)	-	$-	-%	1,000,000	846,897	0.4%

Canada
Stornoway Diamond Corporation, (1)	1,389,500	200,414	0.1	1,389,500	649,653	0.3
Stornoway Diamond Corporation – 144A, (1)(2)	9,698,550	1,398,865	0.6	9,698,550	4,534,505	2.0
		1,599,278	0.7		5,184,158	2.3

Total diamond mining, exploration and development companies (Cost $7,024,044 - 2019, $10,222,660 - 2018)		1,599,278	0.7		6,031,055	2.6

Total common shares (Cost $191,820,657 - 2019, $213,539,329 - 2018)		223,987,542	98.4		224,788,137	98.4

Contingent Value Rights

Gold mining, exploration, and development companies

Canada
Pan American Silver Corporation, Contingent Value Right, 2/22/2019, (1)	393,200	78,325	0.0	-	-	-
(Cost $136,720 - 2019, $0 - 2018)

Total investments (Cost $191,957,377 - 2019, $213,539,329 - 2018), (3)		224,065,866	98.4		224,788,137	98.4
Cash, receivables, and other assets less liabilities		3,453,457	1.5		3,641,017	1.6
Net assets		$227,519,323	100.0%		$228,429,154	100.0%

(1) Non-income producing security.
(2) Restricted security.
(3)	Cost of investments shown approximates adjusted basis for U.S. federal income tax purposes, determined in accordance with U.S. federal income tax principles.
	Gross unrealized appreciation of investments and gross unrealized depreciation of investments at February 28, 2019 were $74,098,158 and $41,989,669,
	respectively, resulting in net unrealized appreciation on investments of $32,108,489. Gross unrealized appreciation of investments and gross unrealized
	depreciation of investments at February 28, 2018 were $71,361,910 and $60,113,103, respectively, resulting in net unrealized appreciation on investments of $11,248,807.

ADR - American Depository Receipt.

May not total due to independent rounding.

The notes to financial statements form an integral part of these statements.

Notes to Financial Statements

Three months ended February 28, 2019 and February 28, 2018

1. Organization
ASA Gold and Precious Metals Limited (the “Company”) is a closed-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as an exempted limited liability company under the laws of Bermuda.
2. Investment objective and strategy
The Company is a non-diversified, closed-end fund that seeks long-term capital appreciation primarily through investing in companies engaged in the exploration for, development of projects or mining of precious metals and minerals.
It is a fundamental policy of the Company that at least 80% of its total assets must be (i) invested in common shares or securities convertible into common shares of companies engaged, directly or indirectly, in the exploration, mining or processing of gold, silver, platinum, diamonds or other precious minerals, (ii) held as bullion or other direct forms of gold, silver, platinum or other precious minerals, (iii) invested in instruments representing interests in gold, silver, platinum or other precious minerals such as certificates of deposit therefor, and/or (iv) invested in securities of investment companies, including exchange traded funds, or other securities that seek to replicate the price movement of gold, silver or platinum bullion.
The Company employs bottom-up fundamental analysis and relies on detailed primary research including meetings with company executives, site visits to key operating assets, and proprietary financial analysis in making its investment decisions.
3. Summary of significant accounting policies
The following is a summary of the significant accounting policies:
A. Security valuation
The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) or the Toronto Stock Exchange (the “TSX”), whichever is later, on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available. Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets.
Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures approved by, the Company’s Board of Directors. If a security is valued at a “fair value,” that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and changes in overall market conditions.
Where the Company holds securities listed on foreign stock exchanges and American Depository Receipts (“ADRs”) representing these securities are actively traded in U.S. markets, the securities normally are fair valued based on the last reported sales price of the ADRs.
The difference between cost and market value is reflected separately as net unrealized appreciation (depreciation) on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.
B. Restricted securities
At February 28, 2019 and February 28, 2018, the Company held investments in restricted securities of 4.07% and 6.42% of net assets, respectively, valued in accordance with procedures approved by the Company’s Board of Directors as follows:

Restricted Securities
February 28, 2019
Shares/ Warrants	Cost	Issuer	Value Per Unit	Value	Acquisition Date
5,000	$51,131	Torex Gold Resources, Inc. – 144A	$12.09	$60,427	01/31/2018
621,200	202,751	Lydian International Limited – 144A	0.11	68,378	11/21/2017
1,841,350	1,490,038	Stornoway Diamond Corporation – 144A	0.14	265,586	06/21/2016
6,879,300	1,269,275	Lydian International Limited – 144A	0.11	757,230	05/26/2016
2,750,000	1,285,447	Atlantic Gold Corporation – 144A	1.69	4,634,480	05/09/2016
185,000	898,101	TMAC Resources, Inc. – 144A	4.49	831,398	06/26/2015
7,857,200	4,641,822	Stornoway Diamond Corporation – 144A	0.14	1,133,279	07/08/2014
125,000	1,351,000	Torex Gold Resources, Inc. – 144A	12.09	1,510,666	01/22/2014

Restricted Securities
February 28, 2018
Shares/ Warrants	Cost	Issuer	Value Per Unit	Value	Acquisition Date
5,000	$51,131	Torex Gold Resources, Inc. – 144A	$7.79	$38,962	01/31/2018
5,714,475	1,869,119	Lydian International Limited – 144A	0.36	2,070,623	11/21/2017
1,841,350	$1,490,038	Stornoway Diamond Corporation – 144A	0.47	860,913	06/21/2016
6,879,300	1,269,275	Lydian International Limited – 144A	0.36	2,492,694	05/26/2016
2,750,000	1,285,447	Atlantic Gold Corporation – 144A	1.19	3,278,657	05/09/2016
185,000	898,101	TMAC Resources, Inc. – 144A	6.86	1,268,604	06/26/2015
7,857,200	4,641,822	Stornoway Diamond Corporation – 144A	0.47	3,673,592	07/08/2014
125,000	1,351,000	Torex Gold Resources, Inc. – 144A	7.79	974,051	01/22/2014

C. Fair value measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for identical instruments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the assets or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2019 and February 28, 2018 in valuing the Company’s investments at fair value:

Investment in Securities
Measurements at February 28, 2019
Description (1)	Level 1	Level 2	Level 3	Total
Common Shares
Gold and Silver Investments
Gold mining, exploration, development and royalty companies	$172,832,371	$ 43,521,916	$ -	$216,354,287
Silver mining, exploration and development companies	6,033,976	-	-	6,033,976
Diamond Mining, Exploration and Development Companies	200,414	1,398,864	-	1,599,278
Total Common Shares	179,066,761	44,920,780		223,987,541

Contingent Value Rights
Gold mining, exploration, development	-	-	78,325	78,325
and royalty companies
Total Investments	$179,066,761	$ 44,920,780	$ 78,325	$224,065,866

Transfers into and out of levels are recognized at the end of the period. During the three months ended February 28, 2019, there were no transfers into and out of Levels 1, 2, and 3.
(1) See schedules of investments for country classifications.
May not total due to independent rounding.

Investment in Securities
Measurements at February 28, 2018
Description (1)	Level 1	Level 2	Level 3	Total
Common Shares
Gold and Silver Investments
Gold mining, exploration, development and royalty companies	$175,049,007	$40,309,415	$ -	$215,358,422
Silver mining, exploration and development companies	3,398,660	-	-	3,398,660
Diamond Mining, Exploration and Development Companies	1,496,550	4,534,505	-	6,031,055
Total Investments	$179,944,217	$ 44,843,920	$ -	$224,788,137

Transfers into and out of levels are recognized at the end of the period. During the three months ended February 28, 2018, there were no transfers into and out of Levels 1, 2, and 3.
(1) See schedules of investments for country classifications.
May not total due to independent rounding.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASA GOLD AND PRECIOUS METALS LIMITED

By	/s/ Axel Merk
Axel Merk, Principal Executive Officer

Date	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Axel Merk
Axel Merk, Principal Executive Officer

Date	April 23, 2019

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	April 23, 2019